Inventories	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Inventories
13	Inventories

(in millions)	December 31, 2022	December 31, 2021
Raw materials and supplies	€409.7	€248.3
Unfinished goods	21.0	84.5
Finished goods	8.9	169.7

Total	€439.6	€502.5

During the year ended December 31, 2022, inventory write-offs to net realizable value and reserves related to our
COVID-19
vaccine amounting to €484.6 million were recognized in cost of sales due to the switch from the BNT162b2 vaccine to an Omicron-adapted bivalent vaccine and further raw materials reserves recognized with respect to our excess stock, compared to €194.6 million in the previous period. The inventories valued at net realizable value in our consolidated statements of financial position as of December 31, 2022
,
consider contractual compensation payments. We have not pledged any inventories as securities for liabilities. During the years ended December 31, 2022
,
and 2021, costs of inventories in the amount of €1,550.6 million and €1,255.1 million, respectively, were recognized as cost of sales.